Income Taxes (Tables)	6 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of reconciliation income tax allowance and the amount resulting from the application of the combined Canadian income tax rate

	Six month fiscal period ended December 31, 2024	Year ended June 30, 2024
Net (loss) income before income taxes	$(30,492)	$131,671
Statutory tax rate	27.00%	27.00%
Income tax recovery at the statutory rate	$(8,233)	$35,551
Non-deductible items and other differences	489	(41)
Foreign exchange	1,535	(1,131)
Differences in tax rates	(138)	(7,037)
Change in unrecognized tax benefits	5,366	(1,472)
Deferred income tax (benefit) expense	$(981)	$25,870

Schedule of significant components of the deferred tax assets and liabilities

	Six month fiscal period ended December 31, 2024	Year ended June 30, 2024
Non-capital loss carry forwards	$22,220	$20,131
Investment in joint ventures	(37,625)	(38,387)
Exploration and evaluation assets	5,506	—
Capital assets	7,245	7,468
Research and development tax credits	2,217	2,147
Share issuance costs	674	879
Lease liability	125	189
Mineral property interests	(1,595)	35
Deferred tax liabilities	(1,233)	(7,538)
Unrecognized deferred tax assets	(23,656)	(18,332)
Net deferred income tax liabilities	$(24,889)	$(25,870)